Profit before tax (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of profit before tax expense

Profit before tax is determined after recognizing the following expense:

	2024	2023
	USD	USD

Auditors’ remuneration	93,998	10,509
Depreciation of property, plant and equipment	10,430	8,217
Amortisation of right-of-use assets	27,203	21,598
Lease expenses for short-term and low value leases	648	5,675
Staff costs (Note 21)	15,089,080	13,116,595
Property, plant and equipment written off	-	4,666
Net realized loss/(gain) on foreign exchange	856	(1,004)
Interest income	(20,826)	(15,433)
Net unrealized loss on foreign exchange	5,585	2,262